Transactions with Related Parties and Joint Operators (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Transactions Between Related Parties

Major transactions between the Company and its related parties are summarized as follows:

	2015	2016	2017
Revenue from sales of goods and services:
- Associates	1,400	—	3,367
- Joint operations	52,384	36,901	18,138

	53,784	36,901	21,505

Purchase of goods and services:
- Associates	18	739	2,776
- Joint operations	489	3,228	14,191

	507	3,967	16,967

Summary of Sale Purchase of Goods Services
d)	Balances at the end of the year were:

	At December 31,		At December 31,
	2016		2017
	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations:
Consorcio Constructor Ductos del Sur	62,834	—	—	—
Consorcio GyM Conciviles	61,006	—	43,435	—
Consorcio Rio Urubamba	9,072	—	8,964	—
Consorcio Peruano de Conservación	8,784	—	7,417	—
Consorcio Vial Quinua	4,198	738	—	2,162
Consorcio Italo Peruano	4,174	17,325	14,536	18,849
Consorcio La Gloria	3,521	3,080	1,688	1,358
Terminales del Perú	3,215	259	3,290	—
Consorcio Rio Mantaro	3,191	6,886	1,134	763
Consorcio Vial Sierra	940	5,400	2,355	1,854
Consorcio Constructor Chavimochic	915	2,471	1,959	5,817
Consorcio Energía y Vapor	491	3,203	—	72
Consorcio Ermitaño	83	6,372	1,067	6
Consorcio Menegua	30	3,803	39	—
Consorcio para la Atención y Mantenimiento de Ductos	—	21,790	—	12,074
Consorcio Huacho Pativilca	—	3,434	—	2,377
Other minors	10,134	2,472	12,182	6,973

	172,588	77,233	98,066	52,305

	At December 31,		At December 31,
	2016		2017
	Receivable	Payable	Receivable	Payable
Other related parties:
Gaseoducto Sur Peruano S.A	—	—	2,407	—
Perú Piping Spools S.A.C.	9,076	—	279	185
Ferrovías Argentina	—	—	—	2,684
Arturo Serna	—	2,984	—	—

	9,076	2,984	2,686	2,869

Portion current	181,664	80,217	100,752	55,174

Non-current portion:
Gasoducto Sur Peruano S.A	531,384	—	773,930	—
Consorcio Constructor Ductos del Sur	—	37,238	—	—
Ferrovías Participaciones	—	20,813	—	21,648
Ferrovías Argentina	—	2,835	—	—
Arturo Serna	—	4,434	—	4,306

Portion current	531,384	65,320	773,930	25,954